Note 2 - Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation, Basis of Presentation and Other Information

A. Principles of Consolidation, Basis of Presentation and Other Information — Our Consolidated Financial Statements have been prepared in accordance with GAAP, and include our accounts and our wholly-owned subsidiaries’ accounts. All inter-company balances and transactions have been eliminated in consolidation.

Assumptions and Use of Estimates

B. Assumptions and Use of Estimates — Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts and related disclosure of assets, liabilities, revenue and expenses at the date of the consolidated financial statements and reporting periods. We consider our most significant accounting estimates to be future metals prices; obligations for environmental, reclamation and closure matters and mineral reserves and resources. Other significant areas requiring the use of management assumptions and estimates relate to reserves for contingencies and litigation; asset impairments, including long-lived assets; valuation of deferred tax assets; and post-employment, post-retirement and other employee benefit assets and liabilities. We have based our estimates on historical experience and various other assumptions that we believe to be reasonable. Accordingly, actual results may differ materially from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

C. Cash and Cash Equivalents — Cash and cash equivalents consist of all cash balances and highly liquid investments with a remaining maturity of three months or less when purchased and are carried at fair value. Cash and cash equivalents are invested in money market funds, certificates of deposit, U.S. government and federal agency securities, municipal securities and corporate bonds. At certain times, amounts on deposit may exceed federal deposit insurance limits.

Investments

D. Investments — We determine the appropriate classification of our investments at the time of purchase and re-evaluate such determinations at each reporting date. Currently all our investments are marketable equity securities and are carried at fair value. Marketable securities we anticipate selling within the next twelve months are included in other current assets. Gains and losses on the sale of securities are recognized on a specific identification basis. Gains and losses of marketable securities and investments accounted for under the equity method are included as a component of a separate line item, “fair value adjustments, net,” and "Other income", respectively, both of which are included on our consolidated statements of operations and comprehensive income (loss).

Inventories

E. Inventories — Major types of inventories include materials and supplies and metals product inventory, which is determined by the stage at which the ore is in the production process (stockpiled ore, in-process and finished goods). Product inventories are stated at the lower of full cost of production or estimated net realizable value based on current metals prices. Materials and supplies inventories are stated at average cost.

Stockpiled ore inventory represents ore that has been mined, hauled to the surface, and is available for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the amount of contained metal ounces or pounds (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Costs are allocated to a stockpile based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead, depreciation, depletion and amortization relating to mining operations, and removed at each stockpile’s average cost per recoverable unit.

In-process inventory represents material that is currently in the process of being converted to a saleable product. Conversion processes vary depending on the nature of the ore and the specific processing facility, but include mill in-circuit, flotation, and carbon-in-leach. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective processing plants. In-process inventory is valued at the lower of the average cost of the material fed into the process attributable to the source material coming from the mine and stockpile plus the in-process conversion costs, including applicable depreciation, depletion and amortization relating to the process facilities incurred to that point in the process, or net realizable value.

Finished goods inventory includes doré and concentrates at our operations, doré in transit to refiners or at refiners waiting to be processed, and bullion in our accounts at refineries.

Restricted Cash and Investments

F. Restricted Cash and Cash Equivalents — Restricted cash and cash equivalents primarily represent investments in certificates of deposit and bonds of U.S. government agencies and are restricted primarily for reclamation funding or surety bonds. Restricted cash and cash equivalents balances are carried at fair value. Non-current restricted cash and cash equivalents is reported in a separate line on the consolidated balance sheets and totaled $1.2 million at December 31, 2025 and 2024, respectively.

Properties, Plants, Equipment and Mineral Interests

G. Properties, Plants, Equipment and Mine Development – Costs are capitalized when it has been determined an ore body can be economically developed pursuant to certain internal investment criteria. The development stage begins at new projects when our management and/or Board of Directors makes the decision to bring a mine into commercial production, and ends when the production stage, or exploitation of reserves, begins. Expenditures incurred during the development and production stages for new assets, new facilities, alterations to existing facilities that extend the useful lives of those facilities, and major mine development expenditures are capitalized, including primary development costs such as costs of building access ways, shaft sinking, lateral development, drift development, ramps and infrastructure developments. Costs to improve, alter, or rehabilitate primary development assets which appreciably extend the life, increase capacity, or improve the efficiency or safety of such assets are also capitalized.

The costs of removing overburden and waste materials to access the ore body at an open-pit mine prior to the production stage are referred to as “pre-stripping costs.” Pre-stripping costs are capitalized during the development stage. Where multiple open pits exist at an operation utilizing common facilities, pre-stripping costs are capitalized at each pit. The production stage of a mine commences when saleable materials, beyond a de minimis amount, are produced. Stripping costs incurred during the production stage are treated as variable production costs included as a component of inventory, to be recognized in costs applicable to sales in the same period as the revenue from the sale of inventory. When stripping costs incurred during the production phase result in the construction of an asset with an alternative use, such as a tailings storage facility, a portion of those stripping costs are capitalized.

Costs for exploration, pre-development, secondary development at operating mines, including drilling costs related to those activities (discussed further below), and maintenance and repairs on capitalized properties, plants and equipment are charged to operations as incurred. Exploration costs include those relating to activities carried out in search of previously unidentified resources or exploration targets, (a) at undeveloped concessions, or (b) at operating mines already containing proven and probable reserves, where a determination remains pending as to whether new target deposits outside of the existing reserve areas can be economically developed. Pre-development activities involve costs incurred in the exploration stage that may ultimately benefit production, such as underground ramp development, which are expensed due to the lack of evidence of economic viability, which is necessary to demonstrate future recoverability of these expenses. At an underground mine, secondary development costs are incurred for preparation of an ore body for production in a specific ore block, stope or work area, providing a relatively short-lived benefit only to the mine area they relate to, and not to the ore body as a whole. Primary development costs benefit long-term production, multiple mine areas, or the ore body as a whole, and are therefore capitalized.

Drilling, development and related costs are either classified as exploration, pre-development or secondary development, as defined above, and charged to operations as incurred, or capitalized, based on the following criteria:

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whether the costs are incurred to further define resources or exploration targets at and adjacent to existing reserve areas or intended to assist with mine planning within a reserve area;
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whether the drilling or development costs relate to an ore body that has been determined to be commercially mineable, and a decision has been made to put the ore body into commercial production; and
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whether, at the time the cost is incurred: (a) the expenditure embodies a probable future benefit that involves a capacity, singly or in combination with other assets, to contribute directly or indirectly to future net cash inflows, (b) we can obtain the benefit and control others’ access to it, and (c) the transaction or event giving rise to our right to or control of the benefit has already occurred.

If all of these criteria are met, drilling, development and related costs are capitalized. Drilling and development costs not meeting all of these criteria are expensed as incurred. The following factors are considered in determining whether or not the criteria listed above have been met, and capitalization of drilling and development costs is appropriate:

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completion of a favorable economic study and mine plan for the ore body targeted;
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authorization of development of the ore body by management and/or the Board of Directors; and
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there is a justifiable expectation, based on applicable laws and regulations, that issuance of permits or resolution of legal issues and/or contractual requirements necessary for us to have the right to or control of the future benefit from the targeted ore body have been met.

Drilling and related costs of $12.2 million, $12.4 million, and $17.6 million for the years ended December 31, 2025, 2024 and 2023, respectively, met our criteria for capitalization listed above at our production stage properties.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss).

Our mineral interests, which are tangible assets, include acquired undeveloped mineral interests and royalty interests. Undeveloped mineral interests include: (i) resources which are measured, indicated or inferred with insufficient drill spacing or quality to qualify as proven and probable reserves; and (ii) inferred material and exploration targets not immediately adjacent to existing proven and probable reserves but accessible within the immediate mine infrastructure. Residual values for undeveloped mineral interests represent the expected fair value of the interests at the time we plan to convert, develop, further explore or dispose of the interests and are evaluated at least annually.

Depreciation, Depletion and Amortization

H. Depreciation, Depletion and Amortization — Capitalized costs are depreciated or depleted using the straight-line method or units-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives range from 2 to 14 years, but do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for reserves and resources are a key component in determining our units-of-production depreciation rates, with net book value of many assets depreciated over remaining estimated reserves. Reserves are estimates made by our professional technical personnel of the amount of metals that they believe could be economically and legally extracted or produced at the time of the reserve determination (discussed in J. Proven and Probable Mineral Reserves below). Our estimates of proven and probable mineral reserves and resources may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Undeveloped mineral interests and value beyond proven and probable reserves are not amortized until such time as there are proven and probable reserves or the related mineralized material is converted to proven and probable reserves. At that time, the basis of the mineral interest is amortized on a units-of-production basis. Pursuant to our policy on impairment of long-lived assets (discussed further below), if it is determined that an undeveloped mineral interest cannot be economically converted to proven and probable reserves and its carrying value exceeds its estimated undiscounted future cash flows, the basis of the mineral interest is reduced to its fair value and an impairment loss is recorded to expense in the period in which it is determined to be impaired.

Impairment of Long-lived Assets

I. Impairment of Long-lived Assets — Management reviews and evaluates the net carrying value of all facilities, including idle facilities, for impairment upon the occurrence of events or changes in circumstances that indicate that the related carrying amounts may not be recoverable. We perform the test for recoverability of each property based on the estimated probability adjusted undiscounted expected future cash flows that will be generated from operations at each property, potential future asset disposals, the estimated salvage value of the surface plant and equipment, and the value associated with property interests.

Although management has made what it believes to be a reasonable estimate of factors based on current conditions and information, assumptions underlying future cash flows, which includes the estimated value of resources and exploration targets, are subject to significant risks and uncertainties. Estimates of undiscounted expected future cash flows are dependent upon, among other factors, estimates of: (i) metals to be recovered from proven and probable mineral reserves and identified resources and exploration targets beyond proven and probable reserves, (ii) future production and capital costs, (iii) estimated metals prices (considering current and historical prices, forward pricing curves and related factors) over the estimated remaining mine life, (iv) market values of mineral interests and (v) potential estimated sales value. It is possible that changes could occur in the near term that could adversely affect our estimate of future cash flows to be generated from our operating properties. If estimated probability adjusted undiscounted expected cash flows are less than the carrying value of a property, an impairment loss is recognized for the difference between the carrying value and fair value of the property.

Proven and Probable Mineral Reserves

J. Proven and Probable Mineral Reserves — At least annually, management reviews the reserves used to estimate the quantities and grades of ore at our mines which we believe can be recovered and sold economically. Management’s calculations of proven and probable mineral reserves are based on financial, engineering and geological estimates, including future metals prices and operating costs, and an assessment of our ability to obtain the permits required to mine and process the material. From time to time, management obtains external audits or reviews of reserves.

Reserve estimates will change as existing reserves are depleted through production, as additional reserves are proven and added to the estimates and as market prices of metals, production or capital costs, smelter terms, the grade or tonnage of the deposit, throughput, dilution of the ore or recovery rates change.

Leases

K. Leases — Contractual arrangements are assessed at inception to determine if they represent or contain a lease. Right-of-use (“ROU”) assets related to operating leases are separately reported in the Consolidated Balance Sheets. ROU assets related to finance leases are included in Properties, plants, equipment and mine development, net.

Operating and finance lease ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that we would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The ROU asset includes any lease payments made and lease incentives received prior to the commencement date. Operating lease ROU assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term. The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Income and Mining Taxes

L. Income and Mining Taxes — We provide for federal, state and foreign income taxes currently payable, as well as those deferred, due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal, state/provincial and foreign tax benefits are recorded as a reduction of income taxes, when applicable. We record deferred tax assets and liabilities for expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of those assets and liabilities, as well as operating loss and tax credit carryforwards, using enacted tax rates in effect in the years in which the differences are expected to reverse. We have elected to account for global intangible low-taxed income tax GILTI as a period cost and recognize the tax expense on income from foreign jurisdiction in the year incurred.

We evaluate uncertain tax positions in a two-step process, whereby (i) it is determined whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition threshold, the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority would be recognized.

We evaluate our ability to realize deferred tax assets by considering the sources and timing of taxable income, including the reversal of existing temporary differences, the ability to carryback tax attributes to prior periods, qualifying tax-planning strategies, and estimates of future taxable income exclusive of reversing temporary differences. In determining future taxable income, the Company’s assumptions include the amount of pre-tax operating income according to different state, federal and international taxing jurisdictions, the origination of future temporary differences, and the implementation of feasible and prudent tax-planning strategies. Should we determine that a portion of our deferred tax assets will not be realized, a valuation allowance is recorded in the period that such determination is made. When we determine, based on the existence of sufficient evidence, that more or less of the deferred tax assets are more likely than not to be realized, an adjustment to the valuation allowance is made in the period such a determination is made.

We classify as income taxes mine license taxes incurred in the states of Alaska and Idaho, the net proceeds taxes incurred in Nevada, and resource taxes incurred in Quebec and Yukon, Canada.

Reclamation and Remediation Costs (Asset Retirement Obligations)

M. Reclamation and Remediation Costs (Asset Retirement Obligations) — At our operating properties, we record a liability for the present value of our estimated environmental remediation costs, and the related asset created with it, in the period in which the liability is incurred. The liability is accreted and the asset is depreciated over the life of the related assets. Adjustments for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation are made in the period incurred.

At our non-operating properties, we accrue costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable. Accruals for estimated losses from environmental remediation obligations have historically been recognized no later than completion of the remediation feasibility study for such facility and are charged to current earnings under provision for closed operations and environmental matters. Costs of future expenditures for environmental remediation are not discounted to their present value unless subject to a contractually obligated fixed payment schedule. Such costs are based on management’s current estimate of amounts to be incurred when the remediation work is performed, within current laws and regulations.

Future closure, reclamation and environmental-related expenditures are difficult to estimate in many circumstances, due to the early stage nature of investigations, uncertainties associated with defining the nature and extent of environmental contamination, the application of laws and regulations by regulatory authorities, and changes in reclamation or remediation technology. We periodically review accrued liabilities for such reclamation and remediation costs as evidence becomes available indicating that our liabilities have potentially changed. Changes in estimates at our non-operating properties are reflected in current period net income (loss).

Revenue Recognition and Trade Accounts Receivable

N. Revenue Recognition and Trade Accounts Receivable — Sales of all metals products sold directly to customers, including by-product metals, are recorded as revenues and accounts receivable upon completion of the performance obligations and transfer of control of the product to the customer. For sales of metals from refined doré, the performance obligation is met, the transaction price is known, and revenue is recognized at the time of transfer of control of the agreed-upon metal quantities to the customer by the refiner. For sales of unrefined doré, the performance obligation is met, the transaction price is known, and revenue is recognized at the time of transfer of title and control of the doré containing the agreed-upon metal quantities to the customer. For concentrate sales, the performance obligation is met, the transaction price can be reasonably estimated, and revenue is recognized generally at the time of shipment at estimated forward prices for the anticipated month of settlement. Due to the time elapsed from shipment to the customer and the final settlement with the customer, we must estimate the prices at which sales of our concentrates will be settled. Previously recorded sales and accounts receivable are adjusted to estimated settlement metals prices until final settlement by the customer. As discussed in P. Risk Management Contracts below, we seek to mitigate this exposure by using financially-settled forward contracts for some of the metals contained in our concentrate shipments.

Refining, selling and shipping costs related to sales of doré, and metals from doré, are recorded to costs applicable to sales as incurred. Sales and accounts receivable for concentrate shipments are recorded net of charges by the customers for treatment, refining, smelting losses, and other charges negotiated by us with the customers. Charges are estimated by us upon shipment of concentrates based on contractual terms, and actual charges typically do not vary materially from our estimates. Costs charged by customers include fixed costs per ton of concentrate, and price escalators which allow the customers to participate in the increase of lead and zinc prices above a negotiated baseline.

The Company's wholly owned subsidiary Elsa Reclamation and Development Company Ltd. ("ERDC"), generates revenue from performing environmental remediation services for the Crown-Indigenous Relations and Northern Affairs Canada ("CIRNAC"), a department of the Federal Government of Canada. ERDC and CIRNAC agree on annual work plans, which detail the scope of activities to be completed. Based on the work plan, the performance obligations to be met and the transaction price is known. Revenue is recognized on a monthly basis, as the required environmental remediation services performance obligations are completed and CIRNAC approves the activities performed. Modification to the scope of work would be agreed to separately with CIRNAC as no work outside of the work plan is reimbursable.

Foreign Currency

O. Foreign Currency — The functional currency for our operations located in the U.S., Mexico and Canada is the U.S. dollar (“USD”) for all periods presented. Accordingly, for Keno Hill in Canada and San Sebastian in Mexico, we have translated our monetary assets and liabilities at the period-end exchange rate, and non-monetary assets and liabilities at historical rates, with income and expenses translated at the average exchange rate for the current period. All translation gains and losses have been included in the current period net income (loss). Expenses incurred at our foreign operations and denominated in CAD and MXN expose us to exchange rate fluctuations between those currencies and the USD. As discussed in P. Risk Management Contracts below, we seek to mitigate this exposure by using financially-settled forward contracts to sell CAD.

Risk Management Contracts

P. Risk Management Contracts — We use derivative financial instruments as part of an overall risk-management strategy as a means of managing exposure to changes in metals prices and exchange rate fluctuations between the USD and CAD. We do not hold or issue derivative financial instruments for speculative trading purposes. We measure derivative contracts as assets or liabilities based on their fair value. Amounts recognized for the fair value of derivative asset and liability positions with the same counterparty and which would be settled on a net basis are offset against each other on our consolidated balance sheets. Gains or losses resulting from changes in the fair value of derivatives in each period are recorded either in current earnings or other comprehensive income (“OCI”), depending on the use of the derivative, whether it qualifies for hedge accounting and whether that hedge is effective. Amounts deferred in OCI are reclassified to sales of products (for metals price-related contracts) or costs applicable to sales (for foreign currency-related contracts). Ineffective portions of any change in fair value of a derivative are recorded in current period other operating income (expense). For derivatives qualifying as hedges, when the hedged items are sold, extinguished or terminated, or it is determined the hedged transactions are no longer likely to occur, gains or losses on the derivatives are reclassified from OCI to current earnings. As of December 31, 2025 and 2024, certain of our foreign currency-related forward contracts and metals prices hedges qualified for hedge accounting, with unrealized gains and loss related to the effective portion of the contracts included in OCI.

Stock Based Compensation

Q. Stock-Based Compensation — The fair values of equity instruments granted to employees that have vesting periods are expensed over the vesting periods on a straight-line basis. The fair values of instruments having no vesting period are expensed when granted. Stock-based compensation expense is recorded among general and administrative expenses, exploration and pre-development and costs applicable to sales.

Basic and Diluted Income (Loss) Per Common Share

R. Basic and Diluted Income (Loss) Per Common Share — We calculate basic income (loss) per share on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted income per share is calculated using the weighted average number of shares of common stock outstanding during the period plus the effect of potential dilutive common shares during the period using the treasury stock and if-converted methods.

Comprehensive Income (Loss)

S. Comprehensive Income (Loss) — In addition to net income (loss), comprehensive income (loss) includes certain changes in equity during a period, such as adjustments to minimum pension liabilities, adjustments to recognize the over-funded or under-funded status of our defined benefit pension plans, and the change in fair value of derivative contracts designated as hedge transactions, net of tax, if applicable.

Discontinued Operations

T. Discontinued Operations - The Company reports the results of operations of a business as discontinued operations if a disposal represents a strategic shift that has (or will have) a major effect on the Company's operations and financial results when the business is classified as held for sale, in accordance with ASC 360, Property, Plant and Equipment and ASC 250-20, Presentation of Financial Statements - Discontinued Operations. The results of discontinued operations are reported in Income (Loss) from discontinued operations, net of income and mining taxes in the Consolidated Statements of Operations and Comprehensive Income (Loss) for current and prior periods, including any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.

Reclassifications

U. Reclassifications — Certain amounts in 2023 and 2024 have been reclassified in the Consolidated Statements of Operations and Comprehensive Income (Loss) and Note 5. Business Segments, Sales of Products and Significant Customers to conform with the 2025 presentation.

New Accounting Pronouncements	. New Accounting Pronouncements —

Accounting Standards Updates that Became Effective in the Current Period

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures, amending income tax disclosure requirements for the effective tax rate reconciliation and income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024 and are applied prospectively. Early adoption and retrospective application of the amendments are permitted. We retrospectively adopted the income tax disclosures required under the amendments in the year ended December 31, 2025 consolidated financial statements.

Accounting Standards Updates to Become Effective in Future Periods

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures, which includes amendments to require the disclosure of certain specific costs and expenses that are included in a relevant expense caption on the face of the income statement. Specific costs and expenses that would be required to be disclosed include: purchases of inventory, employee compensation, depreciation and intangible asset amortization. Additionally, a qualitative description of other items is required, equal to the difference between the relevant expense caption and the separately disclosed specific costs. The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, and are applied either prospectively or retrospectively at the option of the Company. We are evaluating the impact of the amendments on our consolidated financial statements and disclosures.